GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following table sets forth our goodwill by segment for the periods indicated:

	December 31,	December 31,
	2016	2015
	(Thousands of dollars)
Natural Gas Gathering and Processing	$122,291	$122,291
Natural Gas Liquids	268,544	268,544
Natural Gas Pipelines	134,700	134,700
Total goodwill	$525,535	$525,535

Gross Carrying Amount and Accumulated Amortization of Intangible Assets
The following table sets forth the gross carrying amount and accumulated amortization of intangible assets for the periods indicated:

	December 31,	December 31,
	2016	2015
	(Thousands of dollars)
Gross intangible assets	$581,633	$581,632
Accumulated amortization	(101,809)	(89,909)
Net intangible assets	$479,824	$491,723